Investment Strategy - Wedbush LAFFER|TENGLER New Era Value ETF	Jul. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed Fund that seeks to achieve its investment objective by investing in high-quality, large-cap stocks that Laffer Tengler Investments, Inc. (the “Sub-Adviser” or “LTI”) believes have strong earnings and dividend growth potential and an above market dividend yield.

Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities of companies that meet LTI’s definition of “value companies.” LTI defines “value companies” as companies with a growing and safe dividend that reflects LTI’s view of the company’s future earnings power, balance sheet strength and growing free cash flow. To identify value companies, LTI utilizes two valuation metrics that LTI believes are consistent indicators of value: Relative Dividend Yield (“RDY”) and Relative Price-to-Sales Ratio (“RPSR”). These indicators, both pioneered by the LTI team, are used to identify discreet periods of over- and under-valuation, security by security, and are supported by LTI’s rigorous and proprietary 12 Fundamental Factor research approach. The Fund will typically hold 25-35 positions, and seeks to produce an above-market dividend yield with low turnover.

No assurance can be given that the Fund will achieve its investment objective and you could lose all your investment in the Fund.

Investment Process

The Sub-Adviser intends to invest in high-quality, U.S. Large-Cap equities using its proprietary valuation metrics, RDY and RPSR.

After identifying companies with attractive valuations that fit the Sub-Adviser’s portfolio requirements, the Sub-Adviser conducts further research using a 12 Fundamental Factor research model (both qualitative and quantitative) to avoid owning stocks that are undervalued for legitimate reasons. The 12 Fundamental Factor research model involves the analysis of the following factors:

Qualitative Factors:

Catalyst for Outperformance

Franchise Value & Market Growth

Top Management/Board of Directors

Quantitative Factors:

Sales/Revenue Growth

Operating Margins

Relative P/E

Positive Free Cash Flow

Dividend Coverage/Growth

Asset Turnover Ratio

Use of Cash (buyback, debt, dividend)

Leverage

Financial Risk

The Fund uses a fundamental evaluation process that primarily considers a company’s dividend yield compared to the historical yield of the stock and also compared to the yield of the S&P 500, while also considering the company’s relative price-to-sales ratio as a secondary indicator. The RDY allows LTI to identify equities that are temporarily underperforming, and as a result may be attractively valued. The dividend income generated by these companies allows LTI to wait for the stock price to rebound and valuations to normalize, all while collecting a dividend that is yielding above and growing faster than the market rate. Other fundamental factors that are included in considering a stock for purchase are an analysis of the quantitative factors listed above, evaluation of the management team, and a qualitative look at factors such as market dominance, franchise value, and a catalyst for outperformance.

The primary indicator that a company’s stock has entered its “sell range” is when the stock’s dividend yield is lower than that of the S&P 500, on a relative basis, and one standard deviation away from its historical mean. Using a customized range for each position individually, the current relative yield is measured, and a sell range is established to indicate when a position has become overvalued, or fairly valued, in relation to both its own long-term averages and the market overall. Other fundamental factors that are included in the sell consideration are an analysis of the quantitative factors listed above, evaluation of the management team, and a qualitative look at factors such as market dominance, franchise value, and a catalyst for outperformance.

The Fund intends to operate as a “non-diversified” fund for purposes of the Investment Company Act of 1940 (the “1940 Act”), which means it can take larger positions in a limited number of holdings.

The Fund may engage in securities lending.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund will invest at least 80% of its net assets, including borrowings for investment purposes, in equity securities of companies that meet LTI’s definition of “value companies.